Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
GROSS MARGIN	$ 8,347	$ 7,530
SALES (Note 3)	26,885	25,972
Freight, transportation and distribution (Note 4)	936	956
Cost of goods sold (Note 4)	17,602	17,486
Other expenses (income) (Note 6)	448	413
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES	3,736	1,856
Finance costs (Note 7)	687	720
EARNINGS BEFORE INCOME TAXES	3,049	1,136
Income tax (recovery) expense (Note 8)	752	436
NET EARNINGS	2,297	700
Profit (loss), attributable to owners of parent	2,267	674
Profit (loss), attributable to non-controlling interests	$ 30	$ 26
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 9)
Basic earnings (loss) per share	$ 4.66	$ 1.36
Diluted earnings (loss) per share	$ 4.66	$ 1.36
Weighted average shares outstanding for basic EPS (Note 9)	486,335,000	494,198,000
Weighted average shares outstanding for diluted EPS (Note 9)	486,518,000	494,365,000
Profit (loss)	$ 2,297	$ 700
Profit (loss), attributable to owners of parent	2,267	674
Profit (loss), attributable to non-controlling interests	30	26
Selling expenses (Note 4)	3,320	3,435
General and administrative expenses (Note 4)	600	644
Provincial Mining Taxes Expense	372	255
Impairment (Reversal of impairment) of assets	0	530
Expense from share-based payment transactions with employees	(163)	(37)
Gain on disposal of Investment	$ (301)	$ 0